Financial risk management (Details 2) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Trade payable	R$ 55,603	R$ 37,710
Derivative financial instruments	19,795	11,055
Loans, financing and debentures	514,113	285,853
Leases payable	152,363	47,446
Transactions with related parties	2,849	2,405
Other liabilities	39,391
Less than one year [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Trade payable	55,603	37,710
Derivative financial instruments	18,333	11,055
Loans, financing and debentures	217,274	76,608
Leases payable	25,849	26,503
Transactions with related parties	2,849	2,405
Other liabilities	5,017
From one to two years [member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Trade payable
Derivative financial instruments	1,462
Loans, financing and debentures	198,793	78,326
Leases payable	26,200
Transactions with related parties
Other liabilities	29,777
From three to five years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Trade payable
Derivative financial instruments
Loans, financing and debentures	82,037	124,191
Leases payable	45,330
Transactions with related parties
Other liabilities	4,597
Above five years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Trade payable
Derivative financial instruments
Loans, financing and debentures	16,009	6,728
Leases payable	54,984	20,943
Transactions with related parties
Other liabilities